SEGMENT DATA (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of Operating Segment Results

(In thousands)	CCME	Americas Outdoor Advertising	International Outdoor Advertising	Other	Corporate and other reconciling items	Eliminations	Consolidated
Three Months Ended September 30, 2013
Revenue	$823,863	$331,346	$391,667	$57,460	$—	$(16,814)	$1,587,522
Direct operating expenses	224,213	140,972	255,122	5,718	—	(2,153)	623,872
Selling, general and administrative expenses	282,505	55,739	75,698	34,314	—	(14,661)	433,595
Depreciation and amortization	64,745	48,530	49,090	9,925	5,040	—	177,330
Corporate expenses	—	—	—	—	92,204	—	92,204
Other operating income, net	—	—	—	—	6,186	—	6,186

Operating income (loss)	$252,400	$86,105	$11,757	$7,503	$(91,058)	$—	$266,707

Intersegment revenues	$—	$1,110	$—	$15,704	$—	$—	$16,814
Capital expenditures	$22,171	$13,838	$19,983	$2,070	$6,518	$—	$64,580
Share-based compensation expense	$—	$—	$—	$—	$2,754	$—	$2,754
Three Months Ended September 30, 2012
Revenue	$798,759	$335,021	$396,120	$76,067	$—	$(18,636)	$1,587,331
Direct operating expenses	225,233	144,721	245,918	6,529	—	(5,180)	617,221
Selling, general and administrative expenses	264,962	54,225	82,357	35,962	—	(13,456)	424,050
Depreciation and amortization	67,956	50,177	49,740	10,663	3,814	—	182,350
Corporate expenses	—	—	—	—	73,921	—	73,921
Other operating income, net	—	—	—	—	42,118	—	42,118

Operating income (loss)	$240,608	$85,898	$18,105	$22,913	$(35,617)	$—	$331,907

Intersegment revenues	$—	$314	$—	$18,322	$—	$—	$18,636
Capital expenditures	$16,885	$25,633	$30,238	$2,812	$10,621	$—	$86,189
Share-based compensation expense	$—	$—	$—	$—	$7,378	$—	$7,378
Nine Months Ended September 30, 2013
Revenue	$2,286,040	$952,832	$1,187,262	$167,778	$—	$(45,235)	$4,548,677
Direct operating expenses	646,111	419,676	762,167	18,535	—	(6,368)	1,840,121
Selling, general and administrative expenses	786,517	165,232	238,786	105,556	—	(38,867)	1,257,224
Depreciation and amortization	200,615	144,256	150,013	29,797	14,565	—	539,246
Corporate expenses	—	—	—	—	253,524	—	253,524
Other operating income, net	—	—	—	—	9,694	—	9,694

Operating income (loss)	$652,797	$223,668	$36,296	$13,890	$(258,395)	$—	$668,256

Intersegment revenues	$—	$1,253	$—	$43,982	$—	$—	$45,235
Capital expenditures	$58,335	$43,489	$68,683	$6,765	$19,988	$—	$197,260
Share-based compensation expense	$—	$—	$—	$—	$14,093	$—	$14,093
Nine Months Ended September 30, 2012
Revenue	$2,263,308	$935,850	$1,207,900	$191,909	$—	$(48,419)	$4,550,548
Direct operating expenses	630,043	429,989	757,682	18,855	—	(9,652)	1,826,917
Selling, general and administrative expenses	757,920	150,658	270,019	113,460	—	(38,767)	1,253,290
Depreciation and amortization	202,935	141,702	149,485	34,871	10,562	—	539,555
Corporate expenses	—	—	—	—	218,621	—	218,621
Other operating income, net	—	—	—	—	47,159	—	47,159

Operating income (loss)	$672,410	$213,501	$30,714	$24,723	$(182,024)	$—	$759,324

Intersegment revenues	$—	$1,084	$—	$47,335	$—	$—	$48,419
Capital expenditures	$43,711	$84,749	$97,147	$11,817	$23,057	$—	$260,481
Share-based compensation expense	$—	$—	$—	$—	$20,090	$—	$20,090

During the first quarter of 2012, the Company recast its segment reporting, as discussed in Note 1. The following table presents the Company’s reportable segment results for the years ended December 31, 2012, 2011 and 2010.

(In thousands)	CCME	Americas Outdoor Advertising	International Outdoor Advertising	Other		Corporate and other reconciling items	Eliminations	Consolidated
Year Ended December 31, 2012
Revenue	$3,084,780	$1,279,257	$1,667,687		$281,879	$-	$(66,719)	$6,246,884
Direct operating expenses	873,165	586,666	1,024,596		25,088	-	(12,965)	2,496,550
Selling, general and administrative expenses	997,511	212,794	364,502		152,394	-	(53,754)	1,673,447
Depreciation and amortization	271,399	192,023	205,258		45,568	15,037	-	729,285
Impairment charges	-	-	-		-	37,651	-	37,651
Corporate expenses	-	-	-		-	288,028	-	288,028
Other operating income - net	-	-	-		-	48,127	-	48,127

Operating income (loss)	$942,705	$287,774	$73,331		$58,829	$(292,589)	$-	$1,070,050

Intersegment revenues	$-	$1,175	$80		$65,464	$-	$-	$66,719
Segment assets	$8,201,798	$3,835,235	$2,256,309		$815,435	$1,183,936	$-	$16,292,713
Capital expenditures	$65,821	$117,647	$150,129		$17,438	$39,245	$-	$390,280
Share-based compensation expense	$6,985	$5,875	$4,529	$		$11,151	$-	$28,540
Year Ended December 31, 2011
Revenue	$2,986,828	$1,252,725	$1,751,149		$234,542	$-	$(63,892)	$6,161,352
Direct operating expenses	849,265	571,779	1,067,022		27,807	-	(11,837)	2,504,036
Selling, general and administrative expenses	980,960	201,124	339,748		147,481	-	(52,055)	1,617,258
Depreciation and amortization	268,245	211,056	219,908		49,827	14,270	-	763,306
Impairment charges	-	-	-		-	7,614		7,614
Corporate expenses	-	-	-		-	227,096	-	227,096
Other operating income - net	-	-	-		-	12,682	-	12,682

Operating income (loss)	$888,358	$268,766	$124,471		$9,427	$(236,298)	$-	$1,054,724

Intersegment revenues	$-	$4,141	$-		$59,751	$-	$-	$63,892
Segment assets	$8,364,246	$3,886,098	$2,166,173		$809,212	$1,316,310	$-	$16,542,039
Capital expenditures	$50,198	$122,505	$166,044		$5,737	$19,490	$-	$363,974
Share-based compensation expense	$4,606	$7,601	$3,165	$		$5,295	$-	$20,667
Year Ended December 31, 2010
Revenue	$2,869,499	$1,216,930	$1,581,064		$261,461	$-	$(63,269)	$5,865,685
Direct operating expenses	808,867	560,378	999,594		27,953	-	(15,145)	2,381,647
(In thousands)	CCME	Americas Outdoor Advertising	International Outdoor Advertising	Other		Corporate and other reconciling items	Eliminations	Consolidated
Selling, general and administrative expenses	963,853	199,990	294,666		159,827	-	(48,124)	1,570,212
Depreciation and amortization	256,673	198,896	214,692		52,965	9,643	-	732,869
Impairment charges	-	-	-		-	15,364	-	15,364
Corporate expenses	-	-	-		-	284,042	-	284,042
Other operating expense - net	-	-	-		-	(16,710)	-	(16,710)

Operating income (loss)	$840,106	$257,666	$72,112		$20,716	$(325,759)	$-	$864,841

Intersegment revenues	$275	$4,173	$-		$58,821	$-	$-	$63,269
Segment assets	$8,411,953	$4,415,901	$2,222,121		$812,189	$1,598,218	$-	$17,460,382
Capital expenditures	$27,781	$92,235	$103,038		$7,682	$10,728	$-	$241,464
Share-based compensation expense	$7,152	$9,207	$2,746		$-	$15,141	$-	$34,246